Net Periodic Benefit Cost (Credit) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Domestic Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$ 3,763		$ 3,836		$ 3,861
Discount rate	4.75%		5.71%		6.21%
Expected rate of return on plan assets	7.38%		7.50%		8.00%
Rate of compensation increase	3.00%		3.50%		3.50%
Components of net periodic benefit cost (credit):
Service cost	59	[1]	64	[1]	90
Interest cost	169	[1]	174	[1]	171
Expected return on assets	(272)		(282)		(303)
Amortization of:
Prior service cost (credit)	(16)		(16)		(14)
Net actuarial (gain) loss	167		109		71
Settlement (gain) loss
Curtailment (gain) loss			5
Net periodic benefit cost (credit)	107		54		15
Foreign Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	698		624		529
Discount rate	4.97%		5.29%		5.74%
Expected rate of return on plan assets	6.30%		6.38%		6.69%
Rate of compensation increase	3.57%		4.47%		4.64%
Components of net periodic benefit cost (credit):
Service cost	32	[1]	33	[1]	28
Interest cost	35	[1]	36	[1]	30
Expected return on assets	(45)		(43)		(37)
Amortization of:
Net actuarial (gain) loss	12		14		11
Settlement (gain) loss
Other			(1)
Net periodic benefit cost (credit)	34		39		32
Domestic Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	78		78		76
Discount rate	4.75%		5.71%		6.21%
Expected rate of return on plan assets	7.38%		7.50%		8.00%
Rate of compensation increase	3.00%		3.50%		3.50%
Components of net periodic benefit cost (credit):
Service cost	2	[1]	2	[1]	2
Interest cost	12	[1]	13	[1]	14
Expected return on assets	(6)		(6)		(6)
Amortization of:
Net initial obligation (asset)	3		5		4
Prior service cost (credit)	(2)		(1)
Net actuarial (gain) loss	9		3		5
Settlement (gain) loss
Net periodic benefit cost (credit)	18		16		19
Foreign Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Discount rate	5.00%		5.40%		5.85%
Amortization of:
Net actuarial (gain) loss			(1)		(1)
Settlement (gain) loss
Net periodic benefit cost (credit)			$ (1)		$ (1)

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.